7. Recoverable Taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recoverable Taxes Details 1
Provision for ICMS losses, beginning	R$ 68,683	R$ 64,891	R$ 67,657
Write-offs, additions and reversals, net	3,393	3,792	(2,766)
Provision for ICMS losses, ending	R$ 72,076	R$ 68,683	R$ 64,891